SUPPLEMENT dated January 2, 1998

                  To the STATEMENT OF ADDITIONAL INFORMATION of

                           STANDISH FIXED INCOME FUND
                          STANDISH FIXED INCOME FUND II
                     STANDISH SHORT-TERM ASSET RESERVE FUND
                        STANDISH CONTROLLED MATURITY FUND
                            STANDISH SECURITIZED FUND

                                Dated May 1, 1997

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Standish Short-Term Asset Reserve Fund

      The description of the Standish Short-Term Asset Reserve Fund in this statement of additional information is no longer applicable. Standish Short-Term Asset Reserve Fund is now described in a separate statement of additional information which is available upon request from Standish Fund Distributors, L.P. by calling (800) 729-0066.